Investment Risks	May 01, 2026
NYLI Hedge Multi-Strategy Tracker ETF | Digital Assets Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
2.	The “Principal Risks” section of the Summary Prospectus and Prospectus and the “Additional Information About Risks” section of the Prospectus are revised to add the following as a principal risk of the Fund:

Digital Assets Risk

An investment providing exposure to Bitcoin or other digital assets through one or more digital asset-based products (such as ETPs) is subject to the risks associated with such digital assets, their underlying networks, and their markets. These risks include market volatility, manipulative, disruptive, or otherwise illegal actions by identified or unidentified bad actors, liquidity risks, interest rate, exchange rate and inflation rate risks, regulatory changes, and technological uncertainties.

• Underlying Digital Asset-Based Product Risk. Investments in a digital asset-based product that provides exposure to Bitcoin, or other digital assets, whether held directly or through derivatives such as futures contracts, carry significant risks. Shares of digital asset-based products have historically traded, and may, in the future, trade at a significant discount or premium to NAV. The market price of the digital asset-based product may move independent of the value of the underlying digital asset. Market volatility may be amplified by technological advancements, regulatory developments, and broader economic conditions. Derivatives exposure introduces additional liquidity and counterparty risk.

• Digital Asset Investment Risk. Investments in digital assets through holdings in one or more ETPs exposes the Fund to the unique risks of these digital assets. Prices are highly volatile, driven by fluctuating network adoption, acceptance levels, and usage trends. Digital assets do not constitute legal tender, lack governmental or central bank backing, and are subject to potential government restrictions. Digital assets are susceptible to fraud, theft, market manipulation, and security breaches at trading platforms, wallets, or other locations. Large holders of these assets can influence prices significantly. Changes in the blockchain networks can affect demand and performance. Prices can be influenced and speculative trading may drive price movements independent of fundamental adoption or utility.

• Trading Platform Risk. Trading platforms for digital assets remain largely unregulated and pose the risk of non-compliance with applicable regulations if any assets on the platforms are deemed to be securities. Trading platforms are also prone to fraud and operational failures, and security breaches. Platform shutdowns or other disruptions, whether due to fraud, technical issues, or security breaches, can significantly impact market prices, liquidity and investor confidence.

• Blockchain Technology Risk. Blockchain technology underpins digital assets, yet it remains relatively nascent and largely untested. Competing platforms, adoption rates, and technological advancements can affect functionality and relevance. Regulatory changes, cybersecurity incidents, and intellectual property disputes could adversely affect blockchain-dependent investments.